Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Schedule of Stock Option Activity Under Equity Incentive Plan

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Granted	6,000	7.50	9.83
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at September 30, 2025	566,000	$1.61	2.27
Exercisable at September 30, 2025	6,000	$7.50	9.38

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	-	-	-
Granted	560,000	1.55	2.94
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Exercisable at December 31, 2024	-	$-	-

Schedule of Warrant Securities Outstanding

As of December 31, 2024, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2020 Warrants for services	2,000	$7.50	January 2025
2022 Exchange warrants	47,446	$5.70	September 2025
Total	49,446

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Warrant Activity

A summary of all warrant activity for the nine months ended September 30, 2025, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(49,446)	5.77	-
Balance outstanding at September 30, 2025	-	$-	-
Exercisable at September 30, 2025	-	$-	-

A summary of all warrant activity for the year ended December 31, 2024, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	59,413	$6.70	2.32
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(9,967)	7.39	-
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Exercisable at December 31, 2024	49,446	$5.77	0.70